Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets		2,080,908		2,080,048
Value of ordinary shares included in the plan assets		R 160		R 287
Value of property occupied included in the plan assets		R 1,589		R 1,533
Pension fund assets
Equities	55.00%		52.00%
Resources	6.00%		7.00%
Industrials	4.00%		3.00%
Consumer discretionary	11.00%		9.00%
Consumer staples	6.00%		7.00%
Healthcare	4.00%		4.00%
Information technologies	7.00%		7.00%
Telecommunications	3.00%		3.00%
Utilities	1.00%		1.00%
Financials (ex real estate)	13.00%		11.00%
Fixed interest	17.00%		20.00%
Direct property	11.00%		10.00%
Listed property	3.00%		3.00%
Cash and cash equivalents	4.00%		2.00%
Third party managed assets	9.00%		12.00%
Other	1.00%		1.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	33.00%		28.00%
Resources	3.00%		3.00%
Industrials	4.00%		3.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	3.00%		2.00%
Healthcare	3.00%		3.00%
Information technologies	8.00%		7.00%
Telecommunications	3.00%		2.00%
Financials (ex real estate)	5.00%		4.00%
Fixed interest	42.00%		45.00%
Direct property	7.00%		8.00%
Other	18.00%		19.00%
Total	100.00%		100.00%